BUSINESS COMBINATIONS - Other Acquistions (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($) acquisition	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 16,280,000,000	$ 4,031,000,000
Other
Disclosure of detailed information about business combination [line items]
Number Of Business Combinations In Period | acquisition	2
Cash consideration	$ 153,000,000
Fair value of consideration transferred	153,000,000
Current assets	12,000,000
Property, plant and equipment	20,000,000
Identifiable intangible assets recognised as of acquisition date	83,000,000
Financial liabilities recognised as of acquisition date	(11,000,000)
Non-current liabilities recognised as of acquisition date	(3,000,000)
Deferred tax liabilities	(11,000,000)
Identifiable assets acquired (liabilities assumed)	90,000,000
Goodwill	63,000,000
Goodwill expected to be deductible for tax purposes	0
Cash Payable, Subject To Closing Conditions	$ 12,000,000
Minimum | Customer relationships | Other
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Maximum | Customer relationships | Other
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill	20 years